Vanguard® Target Maturity 2028 Corporate Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	4.000%	5/31/2028	151	151
	United States Treasury Note/Bond	4.125%	6/30/2028	75	75
Total U.S. Government and Agency Obligations (Cost $226)					226
Corporate Bonds (97.9%)
Communications (4.3%)
	Alphabet Inc.	3.875%	11/15/2028	70	69
	AT&T Inc.	1.650%	2/1/2028	140	134
[1]	AT&T Inc.	4.100%	2/15/2028	122	121
	Baidu Inc.	4.375%	3/29/2028	32	32
	Booking Holdings Inc.	3.550%	3/15/2028	55	54
	British Telecommunications Ltd.	5.125%	12/4/2028	63	64
	Charter Communications Operating LLC	3.750%	2/15/2028	59	58
	Charter Communications Operating LLC	4.200%	3/15/2028	75	74
	Comcast Corp.	3.550%	5/1/2028	75	74
	Comcast Corp.	4.150%	10/15/2028	263	261
	Expedia Group Inc.	3.800%	2/15/2028	51	50
	Meta Platforms Inc.	4.600%	5/15/2028	86	86
	Netflix Inc.	4.875%	4/15/2028	75	76
	Netflix Inc.	5.875%	11/15/2028	144	149
	Sprint Capital Corp.	6.875%	11/15/2028	183	192
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	72	72
	T-Mobile USA Inc.	2.050%	2/15/2028	106	102
	T-Mobile USA Inc.	4.950%	3/15/2028	65	65
	T-Mobile USA Inc.	4.800%	7/15/2028	87	87
	Verizon Communications Inc.	4.329%	9/21/2028	120	120
	Walt Disney Co.	2.200%	1/13/2028	56	54
					1,994
Consumer Discretionary (7.5%)
	Amazon.com Inc.	3.850%	3/13/2028	142	141
	Amazon.com Inc.	1.650%	5/12/2028	154	147
	Amazon.com Inc.	3.900%	11/20/2028	185	183
	American Honda Finance Corp.	4.700%	1/12/2028	45	45
[1]	American Honda Finance Corp.	3.500%	2/15/2028	42	41
	American Honda Finance Corp.	4.550%	3/3/2028	94	94
[1]	American Honda Finance Corp.	2.000%	3/24/2028	60	57
[1]	American Honda Finance Corp.	4.550%	4/10/2028	44	44
[1]	American Honda Finance Corp.	5.125%	7/7/2028	41	41
	American Honda Finance Corp.	4.250%	9/1/2028	37	37
	American Honda Finance Corp.	5.650%	11/15/2028	50	51
	AutoZone Inc.	6.250%	11/1/2028	27	28
	Best Buy Co. Inc.	4.450%	10/1/2028	55	55
	Block Financial LLC	2.500%	7/15/2028	39	37
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	34	33
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	116	117
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	89	92
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	84	87
	General Motors Co.	5.350%	4/15/2028	37	37
	General Motors Co.	5.000%	10/1/2028	32	32
	General Motors Financial Co. Inc.	6.000%	1/9/2028	124	126
	General Motors Financial Co. Inc.	5.050%	4/4/2028	119	120
	General Motors Financial Co. Inc.	2.400%	4/10/2028	52	50
	General Motors Financial Co. Inc.	5.800%	6/23/2028	50	51
	General Motors Financial Co. Inc.	2.400%	10/15/2028	57	54
	General Motors Financial Co. Inc.	4.200%	10/27/2028	104	103
	Home Depot Inc.	0.900%	3/15/2028	37	35
	Home Depot Inc.	1.500%	9/15/2028	50	47
	Home Depot Inc.	3.750%	9/15/2028	74	73
	Home Depot Inc.	3.900%	12/6/2028	40	40
	Honda Motor Co. Ltd.	4.436%	7/8/2028	28	28
	Hyatt Hotels Corp.	5.050%	3/30/2028	37	37
	Las Vegas Sands Corp.	5.625%	6/15/2028	58	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.300%	4/15/2028	79	75
	Lowe's Cos. Inc.	1.700%	9/15/2028	71	67
	Lowe's Cos. Inc.	4.000%	10/15/2028	63	62
	Marriott International Inc.	5.550%	10/15/2028	41	42
	Masco Corp.	1.500%	2/15/2028	45	43
[1]	McDonald's Corp.	3.800%	4/1/2028	63	62
	McDonald's Corp.	4.800%	8/14/2028	73	73
	Mohawk Industries Inc.	5.850%	9/18/2028	51	52
	O'Reilly Automotive Inc.	4.350%	6/1/2028	50	50
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	47	46
	Sands China Ltd.	5.400%	8/8/2028	114	115
	Stanley Black & Decker Inc.	4.250%	11/15/2028	42	42
	Starbucks Corp.	3.500%	3/1/2028	32	32
	Starbucks Corp.	4.500%	5/15/2028	16	16
	Starbucks Corp.	4.000%	11/15/2028	28	28
	TJX Cos. Inc.	1.150%	5/15/2028	40	38
	Toyota Motor Corp.	5.118%	7/13/2028	24	24
	Toyota Motor Corp.	3.669%	7/20/2028	28	28
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	39	38
[1]	Toyota Motor Credit Corp.	3.750%	1/12/2028	48	48
	Toyota Motor Credit Corp.	4.625%	1/12/2028	49	49
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	61	58
[1]	Toyota Motor Credit Corp.	4.250%	5/12/2028	43	43
	Toyota Motor Credit Corp.	4.050%	9/5/2028	95	94
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	40	41
					3,488
Consumer Staples (5.0%)
	Altria Group Inc.	4.875%	2/4/2028	58	58
	Altria Group Inc.	6.200%	11/1/2028	28	29
	Avery Dennison Corp.	4.875%	12/6/2028	34	34
	BAT Capital Corp.	2.259%	3/25/2028	142	137
	BAT International Finance plc	4.448%	3/16/2028	52	52
	Campbell's Co.	4.150%	3/15/2028	80	79
	Clorox Co.	3.900%	5/15/2028	31	31
	Coca-Cola Co.	1.500%	3/5/2028	29	28
	Coca-Cola Co.	1.000%	3/15/2028	78	74
	Colgate-Palmolive Co.	4.600%	3/1/2028	20	20
	Conagra Brands Inc.	4.850%	11/1/2028	99	99
	Constellation Brands Inc.	3.600%	2/15/2028	40	39
	Constellation Brands Inc.	4.650%	11/15/2028	30	30
	Diageo Capital plc	3.875%	5/18/2028	52	51
	Dollar General Corp.	4.125%	5/1/2028	59	59
	Dollar General Corp.	5.200%	7/5/2028	27	27
	Dollar Tree Inc.	4.200%	5/15/2028	70	69
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	42	42
	General Mills Inc.	4.200%	4/17/2028	82	81
	General Mills Inc.	5.500%	10/17/2028	64	65
	Hershey Co.	4.550%	2/24/2028	49	49
	Hormel Foods Corp.	1.700%	6/3/2028	68	65
	J M Smucker Co.	5.900%	11/15/2028	62	64
	Kellanova	4.300%	5/15/2028	61	61
	Kenvue Inc.	5.050%	3/22/2028	84	85
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	64	64
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	58	58
	Kimberly-Clark Corp.	3.950%	11/1/2028	43	43
	Mondelez International Inc.	4.250%	5/6/2028	60	60
	PepsiCo Inc.	4.450%	2/7/2028	42	42
	PepsiCo Inc.	3.600%	2/18/2028	52	51
	PepsiCo Inc.	4.450%	5/15/2028	32	32
	Philip Morris International Inc.	4.875%	2/15/2028	74	74
	Philip Morris International Inc.	3.125%	3/2/2028	28	27
	Philip Morris International Inc.	4.125%	4/28/2028	71	71
	Philip Morris International Inc.	5.250%	9/7/2028	69	70
	Philip Morris International Inc.	3.875%	10/27/2028	37	37
	Procter & Gamble Co.	3.950%	1/26/2028	20	20
	Target Corp.	4.350%	6/15/2028	29	29
	Unilever Capital Corp.	3.500%	3/22/2028	66	65
	Unilever Capital Corp.	4.875%	9/8/2028	51	52
	Walmart Inc.	3.900%	4/15/2028	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.700%	6/26/2028	24	24
	Walmart Inc.	1.500%	9/22/2028	86	81
					2,348
Energy (3.9%)
	BP Capital Markets America Inc.	3.937%	9/21/2028	53	52
	BP Capital Markets America Inc.	4.234%	11/6/2028	162	161
	BP Capital Markets plc	3.723%	11/28/2028	68	67
	Chevron USA Inc.	3.850%	1/15/2028	25	25
	Chevron USA Inc.	4.475%	2/26/2028	79	79
	Chevron USA Inc.	4.050%	8/13/2028	56	56
	Continental Resources Inc.	4.375%	1/15/2028	80	79
	Enbridge Inc.	6.000%	11/15/2028	59	61
	Enbridge Inc.	4.200%	11/20/2028	27	27
	Energy Transfer LP	5.550%	2/15/2028	96	97
	Energy Transfer LP	4.950%	5/15/2028	34	34
	Energy Transfer LP	4.950%	6/15/2028	62	62
	Energy Transfer LP	6.100%	12/1/2028	26	27
	Enterprise Products Operating LLC	4.300%	6/20/2028	89	89
	Enterprise Products Operating LLC	4.150%	10/16/2028	47	47
	EOG Resources Inc.	4.400%	7/15/2028	57	57
	EQT Corp.	5.700%	4/1/2028	46	47
	Kinder Morgan Inc.	4.300%	3/1/2028	68	68
	MPLX LP	4.000%	3/15/2028	63	62
	ONEOK Inc.	4.550%	7/15/2028	73	73
	ONEOK Inc.	5.650%	11/1/2028	37	38
	Phillips 66	3.900%	3/15/2028	70	69
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	104	103
[2]	Shell Finance US Inc.	3.875%	11/13/2028	40	39
	Shell International Finance BV	3.875%	11/13/2028	48	48
	TotalEnergies Capital SA	3.883%	10/11/2028	64	63
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	74	73
	Valero Energy Corp.	4.350%	6/1/2028	60	60
	Williams Cos. Inc.	5.300%	8/15/2028	54	55
	Woodside Finance Ltd.	4.900%	5/19/2028	27	27
					1,845
Financials (42.9%)
	AerCap Ireland Capital DAC	3.875%	1/23/2028	50	49
	AerCap Ireland Capital DAC	4.875%	4/1/2028	36	36
	AerCap Ireland Capital DAC	5.750%	6/6/2028	86	88
	AerCap Ireland Capital DAC	3.000%	10/29/2028	257	247
	Ally Financial Inc.	2.200%	11/2/2028	40	38
	Ally Financial Inc.	5.737%	5/15/2029	74	75
	Ally Financial Inc.	6.992%	6/13/2029	46	48
	American Express Co.	4.009%	2/9/2029	153	152
	American Express Co.	4.731%	4/25/2029	73	73
	American Express Co.	4.351%	7/20/2029	119	118
	American Express Co.	5.282%	7/27/2029	64	65
	Ameriprise Financial Inc.	5.700%	12/15/2028	26	27
	Ares Capital Corp.	2.875%	6/15/2028	64	61
	Ares Management Corp.	6.375%	11/10/2028	19	20
	Ares Strategic Income Fund	5.700%	3/15/2028	57	57
	Ares Strategic Income Fund	5.450%	9/9/2028	52	52
	Athene Holding Ltd.	4.125%	1/12/2028	48	48
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	35	35
[1]	Australia & New Zealand Banking Group Ltd.	3.919%	12/8/2028	64	63
	Banco Santander SA	3.800%	2/23/2028	83	82
	Banco Santander SA	4.379%	4/12/2028	95	95
	Banco Santander SA	5.588%	8/8/2028	88	90
	Banco Santander SA	6.607%	11/7/2028	64	67
	Bank of America Corp.	4.979%	1/24/2029	102	103
[1]	Bank of America Corp.	3.970%	3/5/2029	153	151
	Bank of America Corp.	5.202%	4/25/2029	151	152
	Bank of America Corp.	4.623%	5/9/2029	274	274
[1]	Bank of America Corp.	2.087%	6/14/2029	194	185
[1]	Bank of America Corp.	4.271%	7/23/2029	190	188
	Bank of America Corp.	5.819%	9/15/2029	265	271
	Bank of Montreal	5.203%	2/1/2028	59	60
	Bank of Montreal	5.717%	9/25/2028	94	96
	Bank of Montreal	5.004%	1/27/2029	46	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of Montreal	4.547%	6/2/2029	75	75
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	28	28
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	38	38
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	95	90
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	29	28
	Bank of New York Mellon Corp.	4.543%	2/1/2029	72	72
	Bank of New York Mellon Corp.	4.729%	4/20/2029	47	47
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	65	67
	Bank of Nova Scotia	5.250%	6/12/2028	52	53
	Bank of Nova Scotia	4.932%	2/14/2029	70	70
	Bank of Nova Scotia	4.578%	6/5/2029	65	65
	Barclays plc	5.086%	2/25/2029	90	90
[1]	Barclays plc	4.972%	5/16/2029	76	76
	Barclays plc	6.490%	9/13/2029	111	115
	Barclays plc	4.476%	11/11/2029	122	121
	Blackstone Private Credit Fund	7.300%	11/27/2028	29	30
	Blackstone Secured Lending Fund	5.350%	4/13/2028	41	41
	Blackstone Secured Lending Fund	2.850%	9/30/2028	46	43
	Blue Owl Capital Corp.	2.875%	6/11/2028	75	71
	Blue Owl Credit Income Corp.	5.900%	5/23/2028	55	55
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	29	30
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	44	44
	Brookfield Finance Inc.	3.900%	1/25/2028	53	52
	Brown & Brown Inc.	4.700%	6/23/2028	30	30
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	94	95
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	50	51
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	70	70
	Canadian Imperial Bank of Commerce	4.723%	6/16/2029	70	70
	Capital One Financial Corp.	3.800%	1/31/2028	115	114
	Capital One Financial Corp.	5.468%	2/1/2029	57	58
	Capital One Financial Corp.	6.312%	6/8/2029	88	90
[1]	Capital One NA	4.650%	9/13/2028	84	84
	Charles Schwab Corp.	3.200%	1/25/2028	32	31
	Charles Schwab Corp.	2.000%	3/20/2028	79	76
	Charles Schwab Corp.	5.643%	5/19/2029	76	77
	Charles Schwab Corp.	6.196%	11/17/2029	99	102
	Citibank NA	5.803%	9/29/2028	147	151
	Citibank NA	4.554%	6/18/2029	150	150
	Citigroup Inc.	4.125%	7/25/2028	126	125
	Citigroup Inc.	4.786%	3/4/2029	161	161
[1]	Citigroup Inc.	4.075%	4/23/2029	155	154
	Citizens Bank NA	4.192%	1/29/2029	47	47
	CME Group Inc.	3.750%	6/15/2028	38	38
	Commonwealth Bank of Australia	4.423%	3/14/2028	70	70
	Cooperatieve Rabobank UA	4.883%	1/21/2028	82	83
	Cooperatieve Rabobank UA	3.957%	10/17/2028	34	34
[1]	Deutsche Bank AG	5.373%	1/10/2029	81	82
	Deutsche Bank AG	6.720%	1/18/2029	105	108
	Deutsche Bank AG	6.819%	11/20/2029	85	89
	Equitable Holdings Inc.	4.350%	4/20/2028	80	79
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	39	39
	Fifth Third Bancorp	3.950%	3/14/2028	71	70
[2]	Fifth Third Bancorp	4.000%	2/1/2029	21	21
	Fifth Third Bancorp	6.339%	7/27/2029	82	85
	First-Citizens Bank & Trust Co.	5.097%	7/13/2029	50	50
	Global Payments Inc.	4.550%	3/15/2028	37	37
	Global Payments Inc.	4.500%	11/15/2028	96	95
	Globe Life Inc.	4.550%	9/15/2028	55	55
	Goldman Sachs Bank USA	4.656%	6/3/2029	275	275
	Goldman Sachs Group Inc.	4.148%	1/21/2029	212	210
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	196	193
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	173	171
	Goldman Sachs Group Inc.	4.153%	10/21/2029	267	263
	Goldman Sachs Group Inc.	6.484%	10/24/2029	141	146
	Goldman Sachs Private Credit Corp.	5.050%	2/23/2028	40	40
	Golub Capital BDC Inc.	7.050%	12/5/2028	40	41
	Golub Capital Private Credit Fund	5.450%	8/15/2028	28	28
	HPS Corporate Lending Fund	5.450%	1/14/2028	34	34
	HPS Corporate Lending Fund	4.900%	9/11/2028	50	49
	HSBC Holdings plc	4.899%	3/3/2029	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.161%	3/9/2029	104	106
[1]	HSBC Holdings plc	4.583%	6/19/2029	237	236
	HSBC Holdings plc	2.206%	8/17/2029	121	115
	HSBC USA Inc.	4.650%	6/3/2028	88	88
	Huntington Bancshares Inc.	6.208%	8/21/2029	74	76
	ING Groep NV	4.550%	10/2/2028	62	62
	ING Groep NV	4.858%	3/25/2029	70	70
	Jefferies Financial Group Inc.	5.875%	7/21/2028	74	75
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	76	75
	JPMorgan Chase & Co.	4.915%	1/24/2029	139	140
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	118	117
	JPMorgan Chase & Co.	2.069%	6/1/2029	285	272
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	116	115
	JPMorgan Chase & Co.	5.299%	7/24/2029	126	128
	JPMorgan Chase & Co.	6.087%	10/23/2029	232	239
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	173	172
[1]	KeyCorp	4.100%	4/30/2028	66	65
	Lazard Group LLC	4.500%	9/19/2028	40	40
	Lincoln National Corp.	3.800%	3/1/2028	43	42
	Lloyds Banking Group plc	4.375%	3/22/2028	106	106
	Lloyds Banking Group plc	4.550%	8/16/2028	72	72
	Lloyds Banking Group plc	5.871%	3/6/2029	107	109
	Lloyds Banking Group plc	4.818%	6/13/2029	57	57
	LPL Holdings Inc.	4.900%	4/3/2028	62	62
	LPL Holdings Inc.	6.750%	11/17/2028	46	48
[1]	M&T Bank Corp.	4.833%	1/16/2029	44	44
	M&T Bank Corp.	7.413%	10/30/2029	76	80
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	60	60
	Marex Group plc	5.829%	5/8/2028	42	42
	Mastercard Inc.	4.100%	1/15/2028	32	32
	Mastercard Inc.	3.500%	2/26/2028	33	33
	Mastercard Inc.	4.875%	3/9/2028	47	47
	Mastercard Inc.	4.325%	6/8/2028	95	95
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	106	105
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	58	57
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	70	71
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	47	47
	Mizuho Financial Group Inc.	4.018%	3/5/2028	52	52
	Mizuho Financial Group Inc.	5.667%	5/27/2029	83	85
	Mizuho Financial Group Inc.	5.778%	7/6/2029	73	75
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	95	94
[1]	Morgan Stanley	3.772%	1/24/2029	251	248
	Morgan Stanley	5.123%	2/1/2029	268	270
[1]	Morgan Stanley	4.994%	4/12/2029	122	123
[1]	Morgan Stanley	5.164%	4/20/2029	120	121
	Morgan Stanley	5.449%	7/20/2029	85	86
[1]	Morgan Stanley	4.133%	10/18/2029	100	99
	Morgan Stanley	6.407%	11/1/2029	204	211
[1]	Morgan Stanley Bank NA	5.016%	1/12/2029	126	127
	Nasdaq Inc.	5.350%	6/28/2028	62	63
	National Australia Bank Ltd.	4.944%	1/12/2028	129	130
	National Australia Bank Ltd.	4.308%	6/13/2028	35	35
	National Australia Bank Ltd.	4.900%	6/13/2028	40	40
	National Australia Bank Ltd.	3.850%	12/13/2028	36	35
	National Bank of Canada	4.166%	1/20/2029	72	72
[1]	NatWest Group plc	4.892%	5/18/2029	125	125
	NatWest Group plc	5.808%	9/13/2029	64	65
	Nomura Holdings Inc.	5.842%	1/18/2028	37	38
	Nomura Holdings Inc.	6.070%	7/12/2028	76	78
	Nomura Holdings Inc.	2.172%	7/14/2028	47	45
	Northern Trust Corp.	3.650%	8/3/2028	45	44
	PayPal Holdings Inc.	4.550%	6/1/2028	48	48
[1]	Pinnacle Bank	5.625%	2/15/2028	20	20
[1]	PNC Bank NA	3.250%	1/22/2028	35	34
[1]	PNC Bank NA	4.050%	7/26/2028	90	89
	PNC Financial Services Group Inc.	4.075%	1/26/2029	158	157
	PNC Financial Services Group Inc.	5.582%	6/12/2029	105	107
	PNC Financial Services Group Inc.	4.618%	10/26/2029	85	85
	Regions Bank	4.755%	7/27/2029	95	95
	Regions Financial Corp.	1.800%	8/12/2028	51	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royal Bank of Canada	4.900%	1/12/2028	51	51
[1]	Royal Bank of Canada	5.200%	8/1/2028	49	50
[1]	Royal Bank of Canada	4.965%	1/24/2029	149	150
	Royal Bank of Canada	4.498%	8/6/2029	55	55
	Santander Holdings USA Inc.	6.499%	3/9/2029	61	63
	Santander Holdings USA Inc.	5.473%	3/20/2029	63	64
	Santander Holdings USA Inc.	6.565%	6/12/2029	26	27
	Santander UK Group Holdings plc	6.534%	1/10/2029	126	129
	Santander UK Group Holdings plc	4.320%	9/22/2029	71	70
	State Street Corp.	4.536%	2/28/2028	81	81
	State Street Corp.	4.530%	2/20/2029	91	91
	State Street Corp.	5.684%	11/21/2029	61	63
[1]	State Street Corp.	4.141%	12/3/2029	27	27
	Sumisho Air Lease Corp.	5.300%	2/1/2028	37	37
[2]	Sumisho Air Lease Corp.	4.400%	3/24/2028	47	47
	Sumisho Air Lease Corp.	2.100%	9/1/2028	56	53
	Sumisho Air Lease Corp.	4.625%	10/1/2028	53	53
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	108	110
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	45	44
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	61	62
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	48	47
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	94	96
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	91	86
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	84	83
	Synchrony Financial	5.019%	7/29/2029	48	48
	Toronto-Dominion Bank	5.156%	1/10/2028	51	52
	Toronto-Dominion Bank	3.913%	1/13/2028	63	62
	Toronto-Dominion Bank	4.861%	1/31/2028	93	93
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	72	72
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	56	57
	Toronto-Dominion Bank	4.109%	10/13/2028	110	109
[1]	Truist Bank	4.144%	1/27/2029	101	100
[1]	Truist Bank	4.136%	10/23/2029	106	105
[1]	Truist Financial Corp.	4.873%	1/26/2029	84	84
[1]	Truist Financial Corp.	1.887%	6/7/2029	100	95
[1]	Truist Financial Corp.	7.161%	10/30/2029	77	81
	UBS AG	7.500%	2/15/2028	75	79
	UBS AG	5.650%	9/11/2028	72	74
	UBS AG	4.302%	3/16/2029	109	109
[1]	US Bancorp	3.900%	4/26/2028	75	74
	US Bancorp	4.653%	2/1/2029	86	86
	US Bancorp	5.775%	6/12/2029	173	177
[1]	US Bank NA	4.535%	5/20/2029	65	65
[1]	Wells Fargo & Co.	4.150%	1/24/2029	130	129
	Wells Fargo & Co.	4.970%	4/23/2029	155	156
	Wells Fargo & Co.	4.577%	5/20/2029	139	139
[1]	Wells Fargo & Co.	5.574%	7/25/2029	289	294
	Wells Fargo & Co.	4.078%	9/15/2029	201	198
	Wells Fargo & Co.	6.303%	10/23/2029	140	145
	Westpac Banking Corp.	3.400%	1/25/2028	60	59
[1]	Westpac Banking Corp.	4.150%	5/11/2028	66	66
	Westpac Banking Corp.	5.535%	11/17/2028	89	91
	Westpac Banking Corp.	1.953%	11/20/2028	91	86
	Willis North America Inc.	4.500%	9/15/2028	41	41
	Zions Bancorp NA	4.483%	2/9/2029	34	34
					20,067
Health Care (8.4%)
	Abbott Laboratories	1.150%	1/30/2028	30	29
	AbbVie Inc.	3.775%	3/3/2028	133	132
	AbbVie Inc.	4.650%	3/15/2028	68	68
	AbbVie Inc.	4.250%	11/14/2028	101	101
	Amgen Inc.	5.150%	3/2/2028	192	194
	Amgen Inc.	1.650%	8/15/2028	134	126
	AstraZeneca Finance LLC	4.875%	3/3/2028	104	105
	AstraZeneca Finance LLC	1.750%	5/28/2028	57	54
	Baxter International Inc.	2.272%	12/1/2028	61	57
	Becton Dickinson & Co.	4.693%	2/13/2028	44	44
	Cigna Group	4.375%	10/15/2028	262	261
	CVS Health Corp.	4.300%	3/25/2028	341	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edwards Lifesciences Corp.	4.300%	6/15/2028	61	61
	Elevance Health Inc.	4.101%	3/1/2028	60	60
	Elevance Health Inc.	4.000%	9/15/2028	64	63
	Eli Lilly & Co.	4.550%	2/12/2028	47	47
	Eli Lilly & Co.	4.000%	10/15/2028	73	73
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	63	62
	Gilead Sciences Inc.	4.250%	5/20/2028	43	43
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	122	121
	HCA Inc.	5.000%	3/1/2028	85	85
	HCA Inc.	5.200%	6/1/2028	71	72
	HCA Inc.	5.625%	9/1/2028	67	68
	Humana Inc.	5.750%	12/1/2028	30	31
	IQVIA Inc.	5.700%	5/15/2028	53	54
	Johnson & Johnson	2.900%	1/15/2028	86	85
	Johnson & Johnson	4.550%	3/1/2028	35	35
	Medtronic Global Holdings SCA	4.250%	3/30/2028	86	86
	Merck & Co. Inc.	4.050%	5/17/2028	27	27
	Merck & Co. Inc.	4.300%	5/22/2028	84	84
	Merck & Co. Inc.	1.900%	12/10/2028	78	74
	Mylan Inc.	4.550%	4/15/2028	28	28
	Novartis Capital Corp.	3.900%	11/5/2028	54	53
	Pfizer Inc.	3.600%	9/15/2028	115	113
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	232	232
	Revvity Inc.	1.900%	9/15/2028	31	29
	Sanofi SA	3.625%	6/19/2028	79	78
	Stryker Corp.	4.700%	2/10/2028	30	30
	Stryker Corp.	3.650%	3/7/2028	68	67
	Stryker Corp.	4.850%	12/8/2028	48	48
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	105	106
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	37	35
	UnitedHealth Group Inc.	5.250%	2/15/2028	87	88
	UnitedHealth Group Inc.	3.850%	6/15/2028	64	63
	UnitedHealth Group Inc.	4.400%	6/15/2028	36	36
	UnitedHealth Group Inc.	3.875%	12/15/2028	57	56
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	27	27
	Zoetis Inc.	4.150%	8/17/2028	46	46
	Zoetis Inc.	3.900%	8/20/2028	66	65
					3,941
Industrials (6.6%)
[1]	3M Co.	3.625%	9/14/2028	28	28
	Amphenol Corp.	4.375%	6/12/2028	39	39
	Amphenol Corp.	3.900%	11/15/2028	78	77
	Boeing Co.	3.250%	2/1/2028	87	85
	Canadian Pacific Railway Co.	4.000%	6/1/2028	31	31
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	50	50
[1]	Caterpillar Financial Services Corp.	4.200%	5/15/2028	46	46
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	51	51
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	63	62
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	40	40
	CNH Industrial Capital LLC	4.750%	3/21/2028	22	22
	CNH Industrial Capital LLC	4.550%	4/10/2028	55	55
	CSX Corp.	3.800%	3/1/2028	47	46
	Delta Air Lines Inc.	4.950%	7/10/2028	72	72
	Eaton Corp.	3.850%	3/6/2028	89	88
	Eaton Corp.	4.350%	5/18/2028	29	29
	General Dynamics Corp.	3.750%	5/15/2028	66	65
	HEICO Corp.	5.250%	8/1/2028	29	29
[2]	Honeywell Aerospace Inc.	3.900%	3/16/2028	109	108
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	44	42
	Ingersoll Rand Inc.	5.400%	8/14/2028	25	25
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	35	36
	John Deere Capital Corp.	4.650%	1/7/2028	15	15
[1]	John Deere Capital Corp.	4.750%	1/20/2028	70	70
[1]	John Deere Capital Corp.	4.900%	3/3/2028	65	66
[1]	John Deere Capital Corp.	1.500%	3/6/2028	28	27
[1]	John Deere Capital Corp.	4.250%	6/5/2028	66	66
[1]	John Deere Capital Corp.	4.950%	7/14/2028	96	97
	Kirby Corp.	4.200%	3/1/2028	37	37
	L3Harris Technologies Inc.	4.400%	6/15/2028	61	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	57	57
	Lennox International Inc.	5.500%	9/15/2028	35	36
	LKQ Corp.	5.750%	6/15/2028	59	60
	Lockheed Martin Corp.	4.450%	5/15/2028	27	27
	Lockheed Martin Corp.	4.150%	8/15/2028	38	38
	Norfolk Southern Corp.	3.800%	8/1/2028	47	46
	Northrop Grumman Corp.	3.250%	1/15/2028	118	116
	Otis Worldwide Corp.	5.250%	8/16/2028	56	57
	PACCAR Financial Corp.	4.550%	3/3/2028	51	51
	Regal Rexnord Corp.	6.050%	4/15/2028	88	90
	Republic Services Inc.	3.950%	5/15/2028	32	32
	RTX Corp.	4.125%	11/16/2028	212	210
[1]	Ryder System Inc.	5.650%	3/1/2028	47	48
[1]	Ryder System Inc.	5.250%	6/1/2028	26	26
	Southwest Airlines Co.	4.375%	11/15/2028	50	50
	Spirit AeroSystems Inc.	4.600%	6/15/2028	67	67
	Teledyne Technologies Inc.	2.250%	4/1/2028	68	65
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	52	51
	Trimble Inc.	4.900%	6/15/2028	48	48
	Union Pacific Corp.	3.950%	9/10/2028	67	66
	Veralto Corp.	5.350%	9/18/2028	41	42
	Waste Connections Inc.	4.250%	12/1/2028	43	43
	Waste Management Inc.	1.150%	3/15/2028	31	29
	Waste Management Inc.	4.500%	3/15/2028	62	62
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	68	68
	Xylem Inc.	1.950%	1/30/2028	28	27
					3,077
Materials (2.0%)
	Air Products and Chemicals Inc.	4.300%	6/11/2028	50	50
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	61	61
	Amrize Finance US LLC	4.700%	4/7/2028	65	65
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	60	60
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	53	54
	Dow Chemical Co.	4.800%	11/30/2028	55	55
	DuPont de Nemours Inc.	4.725%	11/15/2028	32	32
	Eastman Chemical Co.	4.500%	12/1/2028	47	47
	Ecolab Inc.	5.250%	1/15/2028	48	49
	Ecolab Inc.	4.300%	6/15/2028	22	22
	Nucor Corp.	3.950%	5/1/2028	38	38
	Nutrien Ltd.	4.900%	3/27/2028	58	58
	PPG Industries Inc.	3.750%	3/15/2028	77	76
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	47	49
	Rio Tinto Finance USA plc	4.500%	3/14/2028	37	37
	Sherwin-Williams Co.	4.300%	8/15/2028	35	35
	Steel Dynamics Inc.	4.000%	12/15/2028	40	39
	Suzano Austria GmbH	2.500%	9/15/2028	43	41
	WRKCo Inc.	4.000%	3/15/2028	24	24
	WRKCo Inc.	3.900%	6/1/2028	46	45
					937
Real Estate (2.9%)
	American Homes 4 Rent LP	4.250%	2/15/2028	44	44
	American Tower Corp.	3.600%	1/15/2028	49	48
	American Tower Corp.	1.500%	1/31/2028	38	36
	American Tower Corp.	5.500%	3/15/2028	43	44
	American Tower Corp.	5.250%	7/15/2028	41	42
	American Tower Corp.	5.800%	11/15/2028	75	77
	Boston Properties LP	4.500%	12/1/2028	73	73
	Crown Castle Inc.	5.000%	1/11/2028	51	51
	Crown Castle Inc.	3.800%	2/15/2028	70	69
	Crown Castle Inc.	4.800%	9/1/2028	53	53
	CubeSmart LP	2.250%	12/15/2028	34	32
	Digital Realty Trust LP	5.550%	1/15/2028	53	54
	Digital Realty Trust LP	4.450%	7/15/2028	32	32
	Equinix Inc.	1.550%	3/15/2028	54	51
	ERP Operating LP	3.500%	3/1/2028	40	39
	Extra Space Storage LP	5.700%	4/1/2028	59	60
	GLP Capital LP	5.750%	6/1/2028	22	22
	Healthpeak OP LLC	2.125%	12/1/2028	37	35
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	41	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	32	32
	Prologis LP	4.875%	6/15/2028	50	50
	Public Storage Operating Co.	1.850%	5/1/2028	32	31
	Public Storage Operating Co.	1.950%	11/9/2028	37	35
	Realty Income Corp.	3.400%	1/15/2028	51	50
	Realty Income Corp.	3.650%	1/15/2028	31	31
	Simon Property Group LP	1.750%	2/1/2028	47	45
	Ventas Realty LP	4.000%	3/1/2028	68	67
	VICI Properties LP	4.750%	2/15/2028	65	65
	Welltower OP LLC	4.250%	4/15/2028	37	37
					1,344
Technology (8.6%)
	Adobe Inc.	4.750%	1/17/2028	73	73
	Advanced Micro Devices Inc.	4.319%	3/24/2028	52	52
	Analog Devices Inc.	4.250%	6/15/2028	86	86
	Analog Devices Inc.	1.700%	10/1/2028	37	35
	Apple Inc.	1.200%	2/8/2028	128	122
	Apple Inc.	4.000%	5/10/2028	38	38
	Apple Inc.	4.000%	5/12/2028	80	80
	Apple Inc.	1.400%	8/5/2028	144	136
	Arrow Electronics Inc.	3.875%	1/12/2028	21	21
	Automatic Data Processing Inc.	1.700%	5/15/2028	61	58
	Avnet Inc.	6.250%	3/15/2028	50	51
	Broadcom Corp.	3.500%	1/15/2028	47	46
	Broadcom Inc.	1.950%	2/15/2028	62	60
	Broadcom Inc.	4.800%	4/15/2028	80	80
	CDW LLC	3.276%	12/1/2028	49	47
	Cisco Systems Inc.	4.550%	2/24/2028	68	68
	Concentrix Corp.	6.600%	8/2/2028	41	41
	Dell International LLC	5.250%	2/1/2028	49	50
	Dell International LLC	4.750%	4/1/2028	80	80
	DXC Technology Co.	2.375%	9/15/2028	67	63
	Equifax Inc.	5.100%	6/1/2028	39	39
[1]	Fidelity National Information Services Inc.	1.650%	3/1/2028	120	114
	Fidelity National Information Services Inc.	4.450%	3/10/2028	96	96
	Fiserv Inc.	5.450%	3/2/2028	65	66
	Fiserv Inc.	5.375%	8/21/2028	38	38
	Fiserv Inc.	4.200%	10/1/2028	99	98
	Hewlett Packard Enterprise Co.	4.500%	3/23/2028	41	41
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	37	37
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	45	45
	HP Inc.	4.750%	1/15/2028	54	54
	Intel Corp.	4.875%	2/10/2028	123	123
	Intel Corp.	1.600%	8/12/2028	75	71
	International Business Machines Corp.	4.500%	2/6/2028	70	70
	International Business Machines Corp.	4.650%	2/10/2028	82	82
	Intuit Inc.	5.125%	9/15/2028	42	42
	Jabil Inc.	3.950%	1/12/2028	24	24
	Marvell Technology Inc.	2.450%	4/15/2028	55	53
	Microchip Technology Inc.	4.900%	3/15/2028	54	54
	Moody's Corp.	3.250%	1/15/2028	23	23
	Motorola Solutions Inc.	4.600%	2/23/2028	32	32
	NVIDIA Corp.	1.550%	6/15/2028	90	85
	NVIDIA Corp.	4.250%	6/15/2028	230	230
	NXP BV	4.300%	8/19/2028	32	32
	NXP BV	5.550%	12/1/2028	57	58
	Oracle Corp.	2.300%	3/25/2028	142	136
	Oracle Corp.	4.500%	5/6/2028	43	43
	Oracle Corp.	4.800%	8/3/2028	88	88
	QUALCOMM Inc.	1.300%	5/20/2028	84	79
	Quanta Services Inc.	4.300%	8/9/2028	22	22
	Roper Technologies Inc.	4.200%	9/15/2028	62	62
	Roper Technologies Inc.	4.250%	9/15/2028	26	26
	S&P Global Inc.	4.750%	8/1/2028	53	53
	Salesforce Inc.	4.500%	3/15/2028	198	198
	Salesforce Inc.	3.700%	4/11/2028	124	122
	Salesforce Inc.	1.500%	7/15/2028	85	80
	ServiceNow Inc.	4.250%	5/15/2028	36	36
	Synopsys Inc.	4.650%	4/1/2028	61	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TD SYNNEX Corp.	2.375%	8/9/2028	36	34
	Texas Instruments Inc.	4.600%	2/15/2028	62	62
	VMware LLC	1.800%	8/15/2028	39	37
					4,033
Utilities (5.8%)
	AES Corp.	5.450%	6/1/2028	15	15
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	45	45
	American Water Capital Corp.	3.750%	9/1/2028	46	45
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	52	51
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	27	27
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	69	70
	Commonwealth Edison Co.	3.700%	8/15/2028	49	48
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	46	46
	Constellation Energy Generation LLC	3.900%	1/8/2028	41	41
	Constellation Energy Generation LLC	5.600%	3/1/2028	78	79
	Dominion Energy Inc.	4.600%	5/15/2028	66	66
[1]	DTE Electric Co.	1.900%	4/1/2028	54	52
	DTE Energy Co.	4.875%	6/1/2028	58	58
	Duke Energy Carolinas LLC	3.950%	11/15/2028	58	57
	Duke Energy Corp.	4.300%	3/15/2028	43	43
	Duke Energy Florida LLC	3.800%	7/15/2028	68	67
	Duke Energy Progress LLC	3.700%	9/1/2028	32	32
	Edison International	4.125%	3/15/2028	37	36
	Edison International	5.250%	11/15/2028	42	42
	Entergy Corp.	1.900%	6/15/2028	51	48
	Eversource Energy	5.450%	3/1/2028	69	70
	Exelon Corp.	5.150%	3/15/2028	60	61
	Florida Power & Light Co.	5.050%	4/1/2028	66	67
	Florida Power & Light Co.	4.400%	5/15/2028	51	51
	Georgia Power Co.	4.650%	5/16/2028	40	40
	Georgia Power Co.	4.000%	10/1/2028	65	64
	Interstate Power & Light Co.	4.100%	9/26/2028	36	36
	National Grid plc	5.602%	6/12/2028	53	54
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	30	30
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	23	23
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	28	28
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	80	79
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	58	58
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	69	69
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	135	128
	NiSource Inc.	5.250%	3/30/2028	59	60
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	33	33
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	53	52
	Pacific Gas & Electric Co.	5.000%	6/4/2028	46	46
	Pacific Gas & Electric Co.	3.000%	6/15/2028	67	65
	Pacific Gas & Electric Co.	3.750%	7/1/2028	48	47
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	36	37
	San Diego Gas & Electric Co.	4.950%	8/15/2028	33	33
	Sempra	3.400%	2/1/2028	75	74
	Southern California Edison Co.	5.300%	3/1/2028	61	62
	Southern California Edison Co.	5.650%	10/1/2028	48	49
	Southern Co.	4.850%	6/15/2028	62	62
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	57	56
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	55	54
[2]	Vistra Operations Co. LLC	4.550%	10/30/2028	48	48
	WEC Energy Group Inc.	4.750%	1/15/2028	52	52
	WEC Energy Group Inc.	2.200%	12/15/2028	46	44
	Xcel Energy Inc.	4.000%	6/15/2028	39	39
					2,739
Total Corporate Bonds (Cost $45,915)					45,813

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3]	Vanguard Market Liquidity Fund (Cost $253)	3.682%	2,533	253
Total Investments (98.9%) (Cost $46,394)				46,292
Other Assets and Liabilities—Net (1.1%)				520
Net Assets (100%)				46,812

Cost is in $000.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $263, representing 0.6% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	226	—	226
Corporate Bonds	—	45,813	—	45,813
Temporary Cash Investments	253	—	—	253
Total	253	46,039	—	46,292